Warrants - Schedule of Outstanding and Exercisable Warrants (Details) (10-K) - Warrants [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Warrants Outstanding, Number of Warrants	174,681
Warrants Exercisable, Exercisable Number of Warrants	173,981
Exercise Price Range 1 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 300.00
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	7,359
Warrants Exercisable, Weighted Average Remaining Life in Years	3 years 6 months
Warrants Exercisable, Exercisable Number of Warrants	7,359
Exercise Price Range 2 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 156.25
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	3,000
Warrants Exercisable, Weighted Average Remaining Life in Years	3 years 4 months 24 days
Warrants Exercisable, Exercisable Number of Warrants	3,000
Exercise Price Range 3 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 150.00
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	75,000
Warrants Exercisable, Weighted Average Remaining Life in Years	3 years 6 months
Warrants Exercisable, Exercisable Number of Warrants	75,000
Exercise Price Range 4 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 124.75
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	4,000
Warrants Exercisable, Weighted Average Remaining Life in Years	3 years 6 months
Warrants Exercisable, Exercisable Number of Warrants	4,000
Exercise Price Range 5 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 115.50
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	5,536
Warrants Exercisable, Weighted Average Remaining Life in Years	2 years 10 months 25 days
Warrants Exercisable, Exercisable Number of Warrants	5,536
Exercise Price Range 6 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 107.50
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	4,677
Warrants Exercisable, Weighted Average Remaining Life in Years	1 year 1 month 6 days
Warrants Exercisable, Exercisable Number of Warrants	4,677
Exercise Price Range 7 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 105.00
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	57,652
Warrants Exercisable, Weighted Average Remaining Life in Years	2 years 9 months 18 days
Warrants Exercisable, Exercisable Number of Warrants	57,652
Exercise Price Range 8 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 50.00
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	2,000
Warrants Exercisable, Weighted Average Remaining Life in Years	4 years 4 months 24 days
Warrants Exercisable, Exercisable Number of Warrants	2,000
Exercise Price Range 9 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 39.75
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	700
Warrants Exercisable, Weighted Average Remaining Life in Years	4 years
Warrants Exercisable, Exercisable Number of Warrants
Exercise Price Range 10 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 37.50
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	7,525
Warrants Exercisable, Weighted Average Remaining Life in Years	4 years 2 months 12 days
Warrants Exercisable, Exercisable Number of Warrants	7,525
Exercise Price Range 11 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 32.00
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	7,232
Warrants Exercisable, Weighted Average Remaining Life in Years	4 years 4 months 24 days
Warrants Exercisable, Exercisable Number of Warrants	7,232